                        SUPPLEMENT DATED AUG. 17, 2006*

                             TO THE PROSPECTUS FOR

       RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(SM) VARIABLE ANNUITY/

         RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(SM) VARIABLE ANNUITY/

 RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(SM) VARIABLE ANNUITY S-6503 A (6/06)


The table on pg. 8 entitled "Surrender charge for RAVA 4 Select in Texas" has been replaced with the following:

SURRENDER CHARGE FOR RAVA 4 SELECT IN TEXAS:

(Contingent deferred sales load as a percentage of purchase payment surrendered)

                           NUMBER OF COMPLETED
                         YEARS FROM DATE OF EACH
                            PURCHASE PAYMENT                       SURRENDER CHARGE PERCENTAGE
                                    0                                           8%
                                    1                                           7
                                    2                                           6
                               Thereafter                                       0

There are no surrender charges after the third contract anniversary.

The information for "Surrender charge under RAVA 4 Select in Texas" on pg. 26 of the prospectus has been replaced with the following:

SURRENDER CHARGE UNDER RAVA 4 SELECT IN TEXAS:

For purposes of calculating any surrender charge under RAVA 4 Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                           NUMBER OF COMPLETED
                         YEARS FROM DATE OF EACH
                            PURCHASE PAYMENT                       SURRENDER CHARGE PERCENTAGE
                                    0                                           8%
                                    1                                           7
                                    2                                           6
                               Thereafter                                       0

3. There are no surrender charges after the third contract anniversary.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR
PRODUCT.


-------------------------------------------------------------------------------
S-6503-4 A (8/06)

* Valid until further notice.